COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.	COMMITMENTS AND CONTINGENCIES
Capital commitments
As of December 31, 2022, the Company had outstanding capital commitments totaling RMB8 million, which consisted of capital expenditures of property, equipment and software.
Deposits under guarantee arrangement
In connection with its air ticketing business, the Company is required by an affiliate of Civil Aviation Administration of China (“CAAC”) and International Air Transport Association (“IATA”) to enter into guarantee arrangements and to pay deposits of which the amount is indexed to the air ticket the Company could issue. The unused deposits are repaid at the end of the guaranteed period on an annual basis. As of December 31, 2022, the total quota of the air tickets that the Company was entitled to issue was up to
RMB1.1 billion. The total amount of the deposit the Company paid was RMB147 million.
Based on the guarantee arrangements, the maximum amount of future payments of Company to issue air tickets under the guarantee arrangements is approximately
RMB943
million. Such quota is not considered a financial guarantee since the issuance of air ticketing is at the discretion of the Company in the normal course of business. The Company will be liable to pay only when it issues the air tickets to its users and such payable is included in the accounts payable. Therefore, the Company believes the guarantee arrangements do not constitute any contractual and constructive obligation of the Company and has not recorded any liability beyond the amount of the tickets that have already been issued.
Contingencies
The Company is not currently a party to any pending material litigation or other legal proceeding or claims.
The Company is incorporated in the Cayman Islands and is considered as a foreign entity under PRC laws. Due to the restrictions on foreign ownership of the travel agency and value-added telecommunications business, the Company conducts these businesses partly through various VIEs. These VIEs hold the licenses and approvals that are essential for the Company’s business operations. In the opinion of the Company’s PRC legal counsel, the current ownership structures and the contractual arrangements with these VIEs and their shareholders as well as the operations of these VIEs are in compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws and regulations. Accordingly, the Company cannot be assured that PRC government authorities will not take a view in the future contrary to the opinion of the Company’s PRC legal counsel. If the current ownership structures of the Company and its contractual arrangements with VIEs were found to be in violation of any existing or future PRC laws or regulations, the Company may be required to restructure its ownership structure and operations in China to comply with changing and new PRC laws and regulations.